Acquisitions and Business Combinations - Narrative (Details) $ / shares in Units, R in Millions, $ in Millions			4 Months Ended	8 Months Ended	12 Months Ended
	Oct. 24, 2025 ZAR (R) $ / lb uSDollarPerAustralianDollar $ / Ounce $ / oz	Oct. 23, 2025 ZAR (R) $ / shares	Oct. 24, 2025 ZAR (R) $ / lb ZAR_per_AUD uSDollarPerAustralianDollar $ / Ounce $ / oz	Jun. 30, 2026 ZAR (R) $ / lb ZAR_per_AUD	Jun. 30, 2026 ZAR (R) $ / lb R / $	Jun. 30, 2026 USD ($) $ / lb R / $	Jun. 30, 2025 ZAR (R) $ / lb R / $	Jun. 30, 2024 ZAR (R) R / $	Oct. 23, 2025 USD ($)
Disclosure of detailed information about business combination [line items]
Acquisition-related costs					R (1,379)		R (40)	R 0
Total corporate, administration and other expenditure1					R 1,967		R 1,600	R 1,593
Closing Price Of Copper Assumption | $ / lb				4.78	4.78	4.78	4.25
Revenue of combined entity as if combination occurred at beginning of period					R 101,900
Profit (loss) of combined entity as if combination occurred at beginning of period					R 30,800
Average foreign exchange rate | R / $					16.89	16.89	18.15	18.70
Australian Entities
Disclosure of detailed information about business combination [line items]
Applicable taxation rate	30.00%
Floor
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Average foreign exchange rate | ZAR_per_AUD			11.49
Cap
Disclosure of detailed information about business combination [line items]
Average foreign exchange rate | ZAR_per_AUD				11.45
MAC Copper
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary					100.00%	100.00%
Cash Transferred Per Acquiree Share | $ / shares		$ 12.25
Cash consideration paid	R 17,480	$ 17,480	R 17,480						$ 1,000
Acquisition-related costs					R (1,400)
Total corporate, administration and other expenditure1					R 94
Revenue of acquiree since acquisition date				R 3,800
Profit (loss) of acquiree since acquisition date				R 1,200
MAC Copper | OR Royalties Inc.
Disclosure of detailed information about business combination [line items]
Refined silver production percentage payable under silver stream					100.00%	100.00%
Percentage of the spot silver price per ounce used to derive ongoing payments for the silver stream					4.00%	4.00%
Percentage of the spot copper price per tonne used to derive ongoing payments for the copper stream					4.00%	4.00%
MAC Copper | Glencore Operations Australia (Pty) Limited
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Percentage Used To Derive Net Smelter Return Royalty Under The Royalty Deed					1.50%	1.50%
Total Contingent Consideration Payable Under The Sale and Purchase Agreement | $						$ 150
MAC Copper | Floor | OR Royalties Inc.
Disclosure of detailed information about business combination [line items]
Refined copper production percentage payable under copper stream					2.25%	2.25%
MAC Copper | Cap | OR Royalties Inc.
Disclosure of detailed information about business combination [line items]
Refined copper production percentage payable under copper stream					4.875%	4.875%
MAC Copper | The copper price averages more than US$4.50/lb for 24 continuous months at any stage during the LOM of CSA mine [Member] | Glencore Operations Australia (Pty) Limited
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Contingent Consideration Payable | $						$ 75
MAC Copper | The copper price averages more than US$4.25/lb for 18 continuous months at any stage during the LOM of CSA mine [Member] | Glencore Operations Australia (Pty) Limited
Disclosure of detailed information about business combination [line items]
Contingent Consideration Payable | $						$ 75
CSA
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Discount rate applied to cash flow projections	7.75%		7.75%	7.00%	7.00%	7.00%
CSA | Floor
Disclosure of detailed information about business combination [line items]
Closing Price Of Copper Assumption | $ / lb	4.75		4.75
Silver price (in USD per oz) | $ / oz	32.31		32.31
Real Zinc Prices | $ / lb	1.27		1.27
Average Foreign Exchange Rate Assumption US$/AS$ | uSDollarPerAustralianDollar	0.66		0.66
CSA | Cap
Disclosure of detailed information about business combination [line items]
Closing Price Of Copper Assumption | $ / lb	5.35		5.35
Silver price (in USD per oz) | $ / Ounce	51.02		51.02
Real Zinc Prices | $ / lb	1.33		1.33
Average Foreign Exchange Rate Assumption US$/AS$ | uSDollarPerAustralianDollar	0.69		0.69